Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Basic and Diluted Earnings Per Share

	Years Ended
	December 31, 2020	December 31, 2019
Basic net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$6,644,465	$(6,384,169)
Less: undistributed earnings to participating securities	(5,573,558)	—
Net (loss) income attributable to common shareholders - basic	1,070,907	(6,384,169)
Weighted average common shares outstanding - basic	348,368	322,116
Net (loss) income per share - basic	$3.07	$(19.82)
Diluted net (loss) income per common share calculation:
Net (loss) income attributable to common shareholders	$6,644,465	$(6,384,169)
Less: undistributed earnings to participating securities	(5,573,558)	—
Less: change in fair value of convertible promissory notes and interest expense	(9,216,633)	—
Net (loss) income attributable to common shareholders – diluted	(8,145,726)	(6,384,169)
Weighted average common shares outstanding - basic	348,368	322,116
Convertible securities	1,706,507	—
Weighted average common shares outstanding - diluted	2,054,875	322,116
Net (loss) income per share - diluted	$(3.96)	$(19.82)

	Three Months Ended		Nine Months Ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Basic net income (loss) per common share calculation:
Net income (loss) attributable to common shareholders	$(1,442,792)	$(876,237)	$(7,365,005)	$7,429,214
Less: undistributed earnings to participating securities	—	—	—	(6,021,339)
Net income (loss) attributable to common shareholders - basic	(1,442,792)	(876,237)	(7,365,005)	1,407,875
Weighted average common shares outstanding - basic	361,067	348,382	355,087	348,348
Net income (loss) per share - basic	$(4.00)	$(2.52)	$(20.74)	$4.04
Diluted net income (loss) per common share calculation:
Net income (loss) attributable to common shareholders	$(1,442,792)	$(876,237)	$(7,365,005)	$7,429,214
Less: undistributed earnings to participating securities	—	—	—	(6,021,339)
Less: change in fair value of convertible promissory notes and interest expense	—	—	—	(9,231,838)
Net loss attributable to common shareholders – diluted	(1,442,792)	(876,237)	(7,365,005)	(7,823,963)
Weighted average common shares outstanding - basic	361,067	348,382	355,087	348,348
Convertible securities	—	—	—	1,988,679
Weighted average common shares outstanding - diluted	361,067	348,382	355,087	2,337,027
Net income (loss) per share - diluted	$(4.00)	$(2.52)	$(20.74)	$(3.35)